Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2017
Other comprehensive income
Schedule of Other comprehensive income

	2017			2016			2015
EURm	Gross	Tax	Net	Gross	Tax	Net	Gross	Tax	Net
Pension remeasurements
Remeasurements of defined benefit plans	723	(58)	665	613	(269)	344	112	(28)	84
Net change during the year	723	(58)	665	613	(269)	344	112	(28)	84
Translation differences
Exchange differences on translating foreign operations	(1 831)	1	(1 830)	265	–	265	673	–	673
Transfer to income statement	12	–	12	(14)	–	(14)	(1 727)	–	(1 727)
Net change during the year	(1 819)	1	(1 818)	251	–	251	(1 054)	–	(1 054)
Net investment hedging
Net investment hedging gains/(losses)	440	(88)	352	(103)	20	(83)	(260)	53	(207)
Transfer to income statement	–	–	–	–	–	–	582	(123)	459
Net change during the year	440	(88)	352	(103)	20	(83)	322	(70)	252
Cash flow hedges
Net fair value gains/(losses)	129	(26)	103	(16)	3	(13)	(66)	13	(53)
Transfer to income statement	(94)	19	(75)	30	(5)	25	61	(12)	49
Net change during the year	35	(7)	28	14	(2)	12	(5)	1	(4)
Available-for-sale investments
Net fair value gains/(losses)	19	(1)	18	(9)	(1)	(10)	246	(21)	225
Transfer to income statement on impairment	14	(1)	13	25	(4)	21	11	–	11
Transfer to income statement on disposal	(121)	4	(117)	(91)	7	(84)	(144)	2	(142)
Net change during the year	(88)	2	(86)	(75)	2	(73)	113	(19)	94
Other (decrease)/ increase, net	(1)	–	(1)	(6)	–	(6)	2	–	2
Total	(710)	(150)	(860)	694	(249)	445	(510)	(116)	(626)